Financing Obligations (Tables)	6 Months Ended
Dec. 31, 2022
Financing Obligation [Abstract]
Schedule of financing obligations net of discounts consist
	As of December 31, 2022	As of June 30, 2022
Receivable financing facility	$4,628	$5,911
Equipment financing facility	2,158	2,929
Total financing obligations	6,786	8,840
Less: financing obligations, current	(6,786)	(8,840)
Total financing obligations, noncurrent	$—	$—